CRITICAL JUDGMENTS, ESTIMATES, ASSUMPTIONS AND RISKS (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) $ / Ounce $ / pound	Dec. 31, 2026 USD ($)	Dec. 31, 2023 USD ($) $ / pound $ / Ounce
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Pascua-Lama | Chile
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Amounts received from VAT refunds			$ 472
Revenue, performance obligation	$ 0	$ 3,538
Pascua-Lama | Argentina
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Value added tax receivables	$ 8		$ 9
Pueblo Viejo [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Proportion of ownership interest in subsidiary	60.00%
Proportion of ownership interests held by non-controlling interests	40.00%
Reko Diq [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Proportion of ownership interest in subsidiary	50.00%
Proportion of ownership interests held by non-controlling interests	50.00%
Reko Diq [Member] | Provincial Government of Balochistan [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Proportion of ownership interests held by non-controlling interests	10.00%
Reko Diq [Member] | Government of Balochistan special purpose company [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Proportion of ownership interests held by non-controlling interests	15.00%
Reko Diq [Member] | Other federal state-owned enterprises [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Proportion of ownership interests held by non-controlling interests	25.00%
Gold reserves [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Mineral price assumption | $ / Ounce	1,400		1,300
Measured, indicated and inferred gold resources [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Mineral price assumption | $ / Ounce	1,900		1,700
Copper reserves [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Mineral price assumption | $ / pound	3.00		3.00
Measured, indicated and inferred copper resources [Member]
Disclosure of detailed information about accounting judgments and estimates [Line Items]
Mineral price assumption | $ / pound	4.00		4.00